Related Party Transactions - Schedule of Names of Related Parties and Relationship (Details)	12 Months Ended
Dec. 31, 2024
Koh Sih-Ping [Member]
Schedule of Names of Related Parties and Relationship [Line Items]
Relationship with the Company	Other related party	[1]
Origin Rise Limited [Member]
Schedule of Names of Related Parties and Relationship [Line Items]
Relationship with the Company	Other related party	[1]
Asteria Corporation [Member]
Schedule of Names of Related Parties and Relationship [Line Items]
Relationship with the Company	Shareholder of the Company

[1]	Origin Rise Limited, which was one of the major shareholders of the Company until the Company repurchased its shares on December 5, 2022, was controlled by its sole director, Koh Sih-Ping, who retired as the Director and Chief Executive Officer of the Group on September 9, 2022. Neither has been a related party to the Group since then.